Combined and Condensed Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands	Common Stock	Contributions by Stockholder	Accumulated Other Comprehensive Income (Loss)	Additional Paid in Capital	Retained Earnings	Total
Beginning balance at Dec. 31, 2023		$ 28,797	$ (1,642)		$ 276,434	$ 303,589
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					101,937	101,937
Dividends to stockholders		(20,000)				(20,000)
Foreign currency translation			(1,045)			(1,045)
Ending balance at Sep. 30, 2024		8,797	(2,687)		378,371	384,481
Beginning balance at Jun. 30, 2024		28,797	(7,538)		341,493	362,752
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					36,878	36,878
Dividends to stockholders		(20,000)				(20,000)
Foreign currency translation			4,851			4,851
Ending balance at Sep. 30, 2024		$ 8,797	(2,687)		378,371	$ 384,481
Ending balance (in shares) at Dec. 31, 2024						0
Ending balance at Dec. 31, 2024			(15,593)		398,122	$ 382,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					150,234	150,234
Dividends to stockholders					(47,942)	(47,942)
Reorganization adjustments				$ (78,317)		(78,317)
Shares issued (in shares)	64,685
Shares issued	$ 6			8,719		8,725
Stock based compensation				8,850		8,850
Foreign currency translation			13,293			$ 13,293
Ending balance (in shares) at Sep. 30, 2025	64,685					58,290,473
Ending balance at Sep. 30, 2025	$ 6		(2,300)	(60,748)	500,414	$ 437,372
Beginning balance (in shares) at Jun. 30, 2025	64,685
Beginning balance at Jun. 30, 2025	$ 6		2,723	(69,497)	477,576	410,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					38,362	38,362
Dividends to stockholders					(15,524)	(15,524)
Reorganization adjustments				(101)		(101)
Stock based compensation				8,850		8,850
Foreign currency translation			(5,023)			$ (5,023)
Ending balance (in shares) at Sep. 30, 2025	64,685					58,290,473
Ending balance at Sep. 30, 2025	$ 6		$ (2,300)	$ (60,748)	$ 500,414	$ 437,372